Statements of Changes in Stockholders' Deficit (USD $)	Total	Common Stock	Paid In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2011	$ (128,412)	$ 14,470	$ 35,530	$ (178,412)
Beginning Balance, shares at Dec. 31, 2011		1,447,000
Shares issued for cash	50,000	40	49,960
Shares issued for cash, shares		4,000
Net loss for the year	(133,486)			(133,486)
Ending Balance at Dec. 31, 2012	(211,898)	14,510	85,490	(311,898)
Ending Balance, shares at Dec. 31, 2012		1,451,000
Shares issued for cash	41,250	33	41,217
Shares issued for cash, shares		3,300
Stock compensation expense	215,625		215,625
Net loss for the year	(415,963)			(415,963)
Ending Balance at Dec. 31, 2013	$ (370,986)	$ 14,543	$ 342,332	$ (727,861)
Ending Balance, shares at Dec. 31, 2013		1,454,300